Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies
There have been no material changes to the significant accounting policies disclosed in the Company’s Audited Consolidated Financial Statements included elsewhere in this prospectus during the three months ended March 31, 2022, except for the adoption of the new lease accounting standard effective January 1, 2022, as discussed below.
Leases
In February 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standard Update (ASU)
2016-02,
Leases (Topic 842)
. Topic 842 increases transparency and comparability among
organizations by requiring the recognition of lease assets and lease liabilities on the balance sheet and disclosure of key information about leasing arrangements for both lessees and lessors. The Company adopted the new standard effective January 1, 2022, electing to use the package of practical expedients permitted under the transition guidance which allows for the carry forward of historical lease classification for existing leases on the adoption date and does not require the assessment of existing lease contracts to determine whether the contracts contain a lease or initial direct costs. Prior periods were not retrospectively adjusted.
The adoption of this standard resulted in the recognition of operating lease right-of-use
(ROU) assets in the amount of $3.3 million and operating lease liabilities in the amount of $5.4 million for operating lease liabilities on the consolidated balance sheet, with a $2.1 million reclassification of deferred rent and tenant improvement allowances. There was no cumulative effect adjustment to the opening balance of accumulated deficit as of January 1, 2022. The adoption of this standard did not have an impact on the consolidated statements of operations or cash flows on the effective date.
The Company leases office space and certain equipment. If a lease arrangement is determined to exist with a lease term of more than 12 months at the lease commencement date, an ROU asset and corresponding lease liability are recorded on the consolidated balance sheet at the lease commencement date based on the present value of lease payments over the lease term. An ROU asset represents the right to control the use of an identified asset over the lease term and a lease liability represents the obligation to make lease payments arising from the lease. The Company uses the discount rate implicit in the lease, if available, or its incremental borrowing rate on the lease commencement date to determine the present value of lease payments. The lease terms used to calculate the ROU assets and related lease liabilities include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Leases are classified as either operating or financing leases based on the economic substance of the agreement. Lease and non-lease
components are accounted for together as a single lease component for leases associated with office space.
For operating leases, the lease expense is recognized on a straight-line basis over the lease term. For finance leases, the ROU asset is amortized from the lease commencement date to the earlier of the end of the useful life of the ROU asset or the end of the lease term, unless the Company is reasonably certain to exercise an option to purchase the underlying asset or if the lease transfers ownership of the underlying asset to the Company by the end of the lease term, in which case the ROU asset is amortized over the remaining useful life. Interest accretion on the finance lease liabilities is recorded as interest expense. Variable lease expense for both operating and finance leases is expensed as incurred.
For short-term lease arrangements with a term of one year or less, the Company has elected to recognize the related lease payments on a straight-line basis over the lease term without recording related ROU assets and lease liabilities.

2. Summary of Significant Accounting Policies
Basis of Presentation and Consolidation
The accompanying consolidated financial statements were prepared based on the accrual method of accounting in accordance with U.S. generally accepted accounting principles (GAAP). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (ASC) and Accounting Standards Update (ASU) of the Financial Accounting Standards Board (FASB). The accompanying consolidated financial statements include the accounts of Arcellx and its wholly owned subsidiary. All significant inter-company accounts and transactions have been eliminated in consolidation.
Use of Accounting Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates used in preparing the accompanying consolidated financial statements include, but are not limited to, estimates related to the fair value of assets, research and development accruals, recoverability of long-lived assets, share-based compensation, and the valuation of deferred tax assets and liabilities. Although actual results could differ from those estimates, management does not believe that such differences would be material.
Cash and Cash Equivalents and Restricted Cash
The Company considers all highly liquid investments with an original maturity of three months or less at the date of purchase to be cash equivalents. The Company deposits its cash primarily in checking and sweep accounts with commercial banks and financial institutions. Cash equivalents consist of money market funds.
The Company is required to maintain cash collateral on deposit in a segregated money market bank account, as a condition of its lease agreement equal to the required security deposit amount. This amount is presented as non-current
restricted cash on the accompanying balance sheets.

Marketable Securities
The Company carries marketable securities classified as
available-for-sale
at fair value as determined by prices for identical or similar securities at the balance sheet date. The inputs used to determine the fair value of marketable securities are considered Level 2 within the fair-value hierarchy. The Company records unrealized gains and losses as a component of other comprehensive loss within the statements of operations and comprehensive loss and as accumulated other comprehensive loss in stockholders’ deficit. Realized gains or losses on available-for-sale
securities are determined using the specific identification method and the Company includes net realized gains and losses in other income, net. Marketable securities are classified as either current or non-current
assets based on their contractual maturity dates.
At each reporting date, or more frequently if circumstances warrant, the Company evaluates individual available-for-sale
debt securities for impairment. In the event that the carrying value of an available-for-sale
debt security exceeds its fair value and the decline in fair value is determined to be other-than-temporary, the Company records an impairment charge in earnings attributable to the estimated credit loss. In determining whether a decline in the value of an available-for-sale
debt security is other-than-temporary, the Company evaluates various factors including, but not limited to, the nature of the investments, changes in credit ratings, interest rate fluctuations, industry analyst reports, the duration and extent to which fair value has been less than carrying value, the Company’s assessment as to whether it is more likely than not that the Company will be required to sell the security prior to recovery of its amortized cost basis, and the severity of the impairment.
Fair Value of Financial Instruments
The Company’s financial instruments consist of cash and cash equivalents, restricted cash, marketable securities, accounts payable, and accrued expenses. The carrying amounts of accounts payable and accrued expenses generally approximate their respective fair value due to their short-term nature.
The Company accounts for recurring and
non-recurring
fair value measurements in accordance with ASC 820,
Fair Value Measurements and Disclosures
(ASC 820). ASC 820 defines fair value, establishes a fair value hierarchy for assets and liabilities measured at fair value, and requires expanded disclosures about fair value measurements. The ASC 820 hierarchy ranks the quality of reliability of inputs, or assumptions, used in the determination of fair value and requires assets and liabilities carried at fair value to be classified and disclosed in one of the following three categories:
Level 1—Fair value is determined by using unadjusted quoted prices that are available in active markets for identical assets and liabilities.
Level 2—Fair value is determined by using inputs other than Level 1 quoted prices that are directly or indirectly observable. Inputs can include quoted prices for similar assets and liabilities in active markets or quoted prices for identical assets and liabilities in inactive markets. Related inputs can also include those used in valuation or other pricing models, such as interest rates and yield curves that can be corroborated by observable market data.
Level 3—Fair value is determined by inputs that are unobservable and not corroborated by market data. Use of these inputs involves significant and subjective judgments to be made by a reporting entity—e.g., determining an appropriate adjustment to a discount factor for illiquidity associated with a given security.

To the extent the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair values requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized as Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
Concentration of Credit Risk
Financial instruments that potentially expose the Company to concentrations of credit risk primarily consist of cash and cash equivalents, restricted cash, and marketable securities. The Company maintains its cash and cash equivalents and restricted cash at two accredited financial institutions in amounts that exceed federally insured limits. The Company does not believe that it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships. The Company invests in highly rated debt securities consisting entirely of corporate bonds, which the Company has the ability to liquidate within one-day
should the need for additional cash arise. Accordingly, the Company believes the exposure to credit risk on its marketable securities portfolio is low.
Property and Equipment, Net
Property and equipment are recorded at cost and depreciated over its estimated useful life using the straight-line method. Upon retirement or disposal, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is recognized within operating expenses. Routine expenditures for maintenance and repairs are expensed as incurred.
Estimated useful lives for property and equipment are as follows:

Estimated Useful Life
Computer equipment	3 years
Furniture and fixtures	7 years
Lab equipment	7 years
Leasehold improvements	Lesser of estimated useful life or remaining lease term
Equipment under capital lease	Lesser of estimated useful life or remaining lease term
Impairment of Long-Lived Assets
The Company reviews the recoverability of its long-lived asset group when events or changes in circumstances occur that indicate that the carrying value of the asset group may not be recoverable. Recoverability of the long-lived asset group is measured by a comparison of the carrying amount of the asset to future undiscounted net cash flows expected to be generated by the asset group. If these cash flows are less than the carrying value of such asset group, the Company then determines the fair value of the underlying asset group. Any impairment loss to be recognized is measured by the amount by which the carrying amount of the asset group exceeds the estimated fair value of the asset group. There were no impairment losses recognized during the years ended December 31, 2021 or 2020.

Deferred Offering Costs
The Company deferred certain legal, professional accounting and other third-party fees that were directly associated with the Company’s February 2022 IPO as deferred offering costs. Upon consummation of the IPO, these costs have been reclassified to shareholders’ deficit as a reduction of the offering proceeds.
Clinical Trial Accrual and Expenses
The Company makes payments in connection with clinical trials under contracts with contract research organizations that support conducting and managing clinical trials. The financial terms of these agreements are subject to negotiation and vary from contract to contract and may result in uneven payment flows. Generally, these agreements set forth the scope of work to be performed at a fixed fee, unit price, or on a time and materials basis. A portion of the obligation to make payments under these contracts depends on factors such as the successful enrollment or treatment of patients or the completion of other clinical trial milestones.
Expenses related to clinical trials are accrued based on estimates and/or representations from service providers regarding work performed, including actual level of patient enrollment, completion of patient studies, and progress of the clinical trials. Other incidental costs related to patient enrollment or treatment are accrued when reasonably certain. Similarly, the Company accrues expenses related to the work performed by contract manufacturing organizations based on the progress of the work performed. If the amounts the Company is obligated to pay under clinical trial agreements and manufacturing agreements are modified (for instance, as a result of changes in the clinical trial protocol or scope of work to be performed), the accruals are adjusted accordingly. Revisions to contractual payment obligations are charged to expense in the period in which the facts that give rise to the revision become reasonably certain.
Research and Development Expenses
Research and development costs are expensed as they are incurred. Research and development expenses consist primarily of salaries and benefits of research and development personnel, costs related to research activities, preclinical studies, clinical manufacturing, technical development, and overhead and facility-related costs.
The Company may be obligated to make upfront payments upon execution of certain research and development agreements. Advance payments, including nonrefundable amounts, for goods or services that will be used or rendered for future research and development activities are deferred. Such amounts are recognized as expense as the related goods are delivered or the related services are performed, or at such time when the Company does not expect the goods to be delivered or services to be performed.
Redeemable Convertible Preferred Stock
The Company’s redeemable convertible preferred stock is classified outside of stockholders’ deficit because the shares contain deemed liquidation rights that are a contingent redemption feature not solely within the control of the Company.
The Company’s policy is to not accrete the carrying value and related issuance costs of the redeemable convertible preferred stock to its redemption value until such redemption becomes probable.

Share-Based Compensation
The Company accounts for its share-based compensation in accordance with ASC 718,
Compensation—Stock Compensation
(ASC 718). ASC 718 requires all share-based payments to employees and directors, including grants of incentive stock options, nonqualified stock options, restricted stock awards, unrestricted stock awards, or restricted stock units, to be recognized as expense based on their grant date fair values. The Company has elected to account for forfeitures as they occur.
Stock Options
The Company estimates the fair value of options granted using the Black-Scholes-Merton (Black-Scholes) option pricing model for stock option grants to both employees and non-employees.
The Company will reconsider the use of the Black-Scholes option pricing model if additional information becomes available in the future that indicates another model would be more appropriate or if grants issued in future periods have characteristics that prevent their value from being reasonably estimated using this model.
The Black-Scholes option pricing model requires inputs based on certain subjective assumptions. A discussion of management’s methodology for developing the assumptions used in the valuation model follow:
Fair Value of Common Stock
—Given the lack of an active public market for the common stock (prior to the Company’s IPO), the fair value of the Company’s common stock was determined by the board of directors with input from management and consideration of third-party valuation reports. In the absence of a public trading market, and as a clinical-stage company with no significant revenues, the Company believes that it was appropriate to consider a range of factors to determine the fair market value of the common stock at each grant date. In determining the fair value of its common stock, the Company used methodologies, approaches, and assumptions consistent with the American Institute of Certified Public Accountants’ (AICPA) Audit and Accounting Practice Aid Series: Valuation of Privately Held Company Equity Securities Issued as Compensation. In addition, the Company considered various objective and subjective factors, along with input from the independent third-party valuation firm. The factors included (1) the achievement of clinical and operational milestones by the Company; (2) the significant risks associated with the Company’s stage of development; (3) capital market conditions for life science companies, particularly similarly situated, privately held, early-stage life science companies; (4) the Company’s available cash, financial condition, and results of operations; (5) the most recent sales of the Company’s redeemable convertible preferred stock; and (6) the preferential rights of the outstanding redeemable convertible preferred stock. Following the closing of February 2022 IPO, the fair value of the Company’s common stock is determined based on the quoted market price of the Company’s common stock on the date of grant.
Expected Dividend Yield
—The expected dividend yield is based on the Company’s historical and expected dividend payouts. The Company has historically paid no dividends and does not anticipate dividends to be paid in the future.
Expected Equity Volatility
—Due to the lack of a public market for the Company’s common stock (prior to the Company’s IPO) and the lack of company-specific historical and implied volatility data, the Company has based its computation of expected volatility on the historical volatility of a representative group of public companies with similar characteristics to the Company (e.g., public entities of similar size, complexity, stage of development, and industry focus). The historical volatility is calculated based on a period of time commensurate with expected term assumption.

Risk-Free Interest Rate
—The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options.
Expected Term
—The Company uses the simplified method as prescribed by the Securities and Exchange Commission Staff Accounting Bulletin No. 107, Share-Based Payment, to calculate the expected term for options granted to employees as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term.
The Company’s share-based compensation related to stock options subject to service conditions are recognized as expense ratably over the required service period based on their grant date fair values.
Restricted Stock Awards, Unrestricted Stock Awards, and Restricted Stock Units
The fair value of restricted stock awards, unrestricted stock awards, and restricted stock units (collectively, awards) without a market condition (e.g., certain market capitalization thresholds) is determined based on the fair value of our common stock on the grant date. Vesting of awards is accelerated for certain employees in the event of a change in control or in the event that we remove the employee with or without cause from their position.
The Company estimates the fair value of awards subject to both a market condition and a performance condition on the grant date using a
Monte Carlo
simulation model. For awards with vesting subject to the fulfillment of both market and performance conditions, share-based compensation expense is recognized using the accelerated attribution method beginning when the achievement of the performance condition becomes probable over the applicable service period. The amount of share-based compensation expense is dependent on our periodic assessment of the probability of the performance condition being satisfied and our estimate, which may vary over time, of the number of shares that will ultimately be issued. If the performance condition is not met, no compensation expense is recognized, and any previously recognized compensation cost is reversed.
The Company granted restricted stock units (RSUs) to an executive officer subject to service, performance, and market conditions. The Company used the
Monte Carlo
simulation model approach to estimate the fair value of the RSUs on the date of grant. Refer to Note 13 for further discussion regarding the terms of awards granted during the year ended December 31, 2021.
Income Taxes
The Company uses the asset and liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax base. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.
Deferred tax expense or benefit is the result of changes in the deferred tax assets and liabilities. Valuation allowances are established when necessary to reduce deferred tax assets where, based upon the available evidence, the Company concludes that it is more-likely-than-not
that the deferred tax assets will not be realized. In evaluating its ability to recover deferred tax assets, the Company considers all available positive and negative evidence, including its operating results, ongoing tax planning, and forecasts of future taxable income on a jurisdiction-by-jurisdiction
basis. Because of the uncertainty of the realization of deferred tax assets, the Company has recorded a valuation allowance against its net deferred tax assets.

In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
(ASU
2019-12).
ASU
2019-12
is part of the FASB’s overall simplification initiative and seeks to simplify the accounting for income taxes by updating certain guidance and removing certain exceptions. The standard update is effective for fiscal years beginning after December 15, 2021. The adoption of this standard as of January 1, 2022 did not have any impact on the Company’s consolidated financial statements and related disclosures.
Recently Issued Accounting Pronouncements
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (ASU
2016-13)
, which modifies the measurement of expected credit losses on certain financial instruments. In addition, for available-for-sale
debt securities, the standard eliminates the concept of other-than-temporary impairment and requires the recognition of an allowance for credit losses rather than reductions in the amortized cost of the securities. The standard is effective for interim and annual periods beginning after December 15, 2022 and requires a modified-retrospective approach with a cumulative-effect adjustment, if any, to retained earnings as of the beginning of the first reporting period. Early adoption is permitted. Based on the composition of the Company’s investment portfolio, current market conditions, and historical credit loss activity, the adoption of ASU
2016-13
is not expected to have a material impact on the Company’s consolidated financial statements and related disclosures. The Company will continue monitoring through the effective date of the standard.
The Company has evaluated all other ASUs issued through the date the consolidated financial statements were issued and believes that the adoption of these will not have a material impact on the Company’s consolidated financial statements.
Liabilities are provided for tax benefits for which realization is uncertain. Such benefits are only recognized when the underlying tax position is considered more-likely-than-not
to be sustained on examination by a taxing authority, assuming they possess full knowledge of the position and facts. Interest and penalties related to uncertain tax positions are recognized in the provision of income taxes. As of December 31, 2021 and 2020, the Company had no interest or penalties related to uncertain income tax benefits.
Comprehensive Loss
Comprehensive loss represents net loss adjusted for the change during the periods attributed to unrealized gains and losses on available-for-sale
debt securities.
Emerging Growth Company Status
The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the JOBS Act). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it is (i) no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.
Segment and Geographic Information
Operating segments are defined as components of an entity about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company views its operations as and manages its business in one operating segment operating exclusively in the United States.
Recently Adopted Accounting Pronouncements
In February 2016, the FASB issued
ASU2016-02,
Leases (Topic 842)
, which requires lessees to recognize a lease liability and a right-of-use
asset for each lease with a term longer than twelve months. The recognized liability is measured at the present value of lease payments not yet paid, and the corresponding asset represents the lessee’s right to use the underlying asset over the lease term and is based on the liability, subject to certain adjustments. For purposes of statements of operations and cash flows, the standard retains the dual model with leases classified as either operating or finance. The Company adopted the new standard effective January 1, 2022, electing to use the package of practical expedients permitted under the transition guidance which allows for the carry forward of historical lease classification for existing leases on the adoption date and does not require the assessment of existing lease contracts to determine whether the contracts contain a lease or initial direct costs. The Company also elected the practical expedient not to separate the non-lease
components of a contract from the lease component to which they relate. Prior periods were not retrospectively adjusted. The adoption of the new lease standard is expected to result in the recognition of lease liabilities of approximately $5.4 million and right-of-use
assets of approximately $3.3 million, which include the impact of existing deferred rents and tenant improvement allowances on the consolidated balance sheet as of January 1, 2022. There will be no cumulative effect adjustment to the opening balance of retained earnings as of January 1, 2022. Adoption of Topic 842 is not expected to have an impact on the consolidated statements of operations or cash flows.